U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave., 10th Floor

Milwaukee, WI 53202

November 23, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 “F” Street N.E.

Washington D.C.   20549

RE:	Wintergreen Fund, Inc. (the “Company”)

File Nos. 333-124761 and 811-21764

On behalf of the Wintergreen Fund

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 10 to the Company’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 13 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering 1 new class of shares — Institutional Class shares — for the Wintergreen Fund, the sole series of the Company (the “Fund”). Additionally, this filing redesignates the existing class of shares of the Fund as Investor Class shares. Upon effectiveness, the Fund will issue two classes of shares: Investor Class and Institutional Class.

Because we believe this filing does not include any other material changes, apart from the references to the Institutional Class shares in the sections of the Prospectus entitled “Summary Section,” “ Buying Shares,” “Multiple Classes,” Opening An Account,” “Calculating Share Price,” “Accounts with Low Balances,” and “Financial Highlights,” and the sections in the Statement of Additional Information entitled “Fund History,” “Organization, Voting Rights, and Principal Holders,” “Buying and Selling Shares,” and “Pricing of Shares,” and because the Staff reviewed and provided comments to the Fund’s conformance to the Summary Prospectus Rule as set forth in 17 CFR Parts, 230, 232, 239 and 274 in March, 2010, we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Company normally anticipates that this filing would be effective 60 days after filing. The Company and its underwriter will be filing an acceleration request under separate cover, however, in an effort to request that the Staff allow this Amendment to become effective on December 29, 2011, or as soon thereafter as is practicable. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to Fola Adamolekun at (212) 574-1320 or me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
For U.S. Bancorp Fund Services, LLC